21. Fair Value (Details) - Fair Value Level 2 - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 33,715,051	$ 26,470,400
U.S. GSE debt securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	17,317,328	12,832,443
Agency MBS
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	13,154,228	10,664,484
Other investments
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 3,243,495	$ 2,973,473